UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03-31-2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          5/15/03
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:       $358,603
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON	  002824100    15533   413000   SH		 SOLE		   413000    0        0
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    11516  1323700   SH         SOLE         1323700    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    41098  2536900   SH         SOLE         2536900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     2744   642600   SH         SOLE          642600    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101     8303  2025000   SH         SOLE         2025000    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103      155   573711   SH         SOLE          573711    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     3836  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710109    24486   699400   SH         SOLE          699400    0        0
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    16464   451700   SH         SOLE          451700    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    30995   738140   SH         SOLE          738140    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    15153   418600   SH         SOLE          418600    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109    11105   268500   SH         SOLE          268500    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102     2802   291900   SH         SOLE          291900    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    24034  1532700   SH         SOLE         1532700    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    22099  1410300   SH         SOLE         1410300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106     7308   365234   SH         SOLE          365234    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204      738   129000   SH         SOLE          129000    0        0
-----------------------------------------------------------------------------------------------------------
JOHNSON AND JOHNSON   COMMON    478160104     7621   131700   SH         SOLE          131700    0        0
-----------------------------------------------------------------------------------------------------------
LABORATORY CORP INC   COMMON    50540R409     5233   176500   SH         SOLE          176500    0        0
 AMER HLDGS
----------------------------------------------------------------------------------------------------------
LEXICON GENETICS INC  COMMON    528872104     1414   354300   SH         SOLE          354300    0        0
-----------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS   COMMON    53215R100     2981   118700   SH         SOLE          118700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103     2115  2547658   SH         SOLE         2547658    0        0
-----------------------------------------------------------------------------------------------------------
QUINTILES             COMMON    748767100     2611   214700   SH         SOLE          214700    0        0
 TRANSNATIONAL CORP
-----------------------------------------------------------------------------------------------------------
SANGSTAT INC          COMMON    801003104     1555   158500   SH         SOLE          158500    0        0
-----------------------------------------------------------------------------------------------------------
SCHERING PLOUGH INC   COMMON    806605101    13857   777200   SH         SOLE          777200    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    14688  1134200   SH         SOLE         1134200    0        0
-----------------------------------------------------------------------------------------------------------
UNITEDHEALTH          COMMON    91324P102    13512   147400   SH         SOLE          147400    0        0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100    15656   384000   SH         SOLE          384000    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    32498   602600   SH         SOLE          602600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109     5992   651300   SH         SOLE          651300    0        0
 INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED   	    COMMON	  92220P905      501     2745   PUT        SOLE           	  0    0     2745
 SYS INC
-----------------------------------------------------------------------------------------------------------

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